UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common limited partner capital, units issued	24,412,427	24,412,427
Common limited partner capital, units outstanding	24,412,427	24,412,427
Subordinated limited partner capital, units issued	24,409,850	24,409,850
Subordinated limited partner capital, units outstanding	24,409,850	24,409,850
General partner interests, units issued	996,320	996,320
General partner interests, units outstanding	996,320	996,320